Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (21,371)	$ (8,353)	$ (19,222)	$ (45,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation expense	199	(40)	(40)	50
Restricted stock compensation expense	4	35	98	79
Depreciation expense	168	342	444	310
Loss on disposal of equipment			0	18
Warrant liability fair value adjustment	(451)	(18,407)	(19,706)	(15,103)
Gain on warrant extinguishment	0	1,123	0	(9,613)
Non-cash interest income	(23)	(2)	(1)	(1)
Interest expense accrued related to convertible notes	33	0	402	0
Debt discount and deferred finance costs amortization			7,572	21,544
Loss on issuance of financial instrument	1,721	2,826	2,826	0
Loss on debt settlements and extinguishments			1,123	29,924
Amortization of right of use assets	1,535	0
Equitization of expenses	1,474	0
Loss on issuance of financial instrument	1,715	2,826
Debt discount amortization	4,467	3,381
Changes in assets and liabilities:
Prepaid expenses and other assets	43	171	(218)	7
Accounts receivable	564	(60)	(293)	108
Inventories	85	289	385	(543)
Accounts payable and accrued expenses	(4,289)	5,662	8,163	3,180
Deferred revenue	(360)	0	3,503	(32)
Interest payments on financing lease	(3)	0
Payments on operating leases	(1,485)	0
Other non-current liabilities	(627)	139	232	(209)
Net cash used in operating activities	(18,322)	(12,894)	(14,732)	(15,398)
Cash flows from investing activities:
Purchase of property, plant and equipment	(2)	(59)	(76)	(524)
Net cash (used in) provided by investing activities	(2)	(59)	(76)	(524)
Cash flows from financing activities:
Expenses from the release of restricted cash			0	(1,212)
Cash paid pursuant to Exchange Agreement			0	(804)
Net proceeds from convertible note debt financing	0	5,727	5,664	0
Net proceeds from sale of stock			10,917	15
Net proceeds from exercise of warrants			520	0
Repayment of convertible note debt			(4,870)	0
Net cash provided by (used in) financing activities	30,330	17,524	13,236	(10,517)
Net proceeds from the issuance of debt	3,719	0
Principal payments on financing leases	(49)	0
Net proceeds from sale of common stock and warrants	0	11,797
Foreign currency effects on cash, cash equivalents and restricted cash	(69)	80	(174)	67
Net increase in cash, cash equivalents and restricted cash	11,937	4,651	(1,746)	(26,372)
Cash, cash equivalents and restricted cash:
Beginning of period	3,578	5,324	5,324	31,696
End of period	15,515	9,975	3,578	5,324
Supplemental non-cash financing activities:
Conversion of convertible notes			0	40,121
Fair value of warrants issued	20,844	28,539	28,539	16,953
Cashless exercise of warrants			0	2,537
Deemed dividend			0	527
Fair value of warrants exercised for cash			0	19
Series B and Series C Preferred Shares [Member]
Cash flows from financing activities:
Net proceeds from sale of Preferred Stock			0	2,310
Series A and Series B Preferred Shares [Member]
Cash flows from financing activities:
Cash paid to redeem preferred shares			0	(2,360)
Series C Preferred Shares [Member]
Cash flows from financing activities:
Cash paid to redeem preferred shares			0	(590)
Series D Preferred Shares [Member]
Cash flows from financing activities:
Net proceeds from sale of Preferred Stock	150	0	1,005	0
Series E Preferred Stock and Warrants [Member]
Cash flows from financing activities:
Net proceeds from sale of Series E Preferred Stock and warrants	$ 26,510	$ 0
Series C Warrants [Member]
Cash flows from financing activities:
Cash paid to extinguish of Series C Warrants			$ 0	$ (7,876)